Share-Based Payments - Key Management Holdings (Details)			1 Months Ended				12 Months Ended
	Nov. 25, 2020	Apr. 30, 2020 EquityInstruments	Dec. 31, 2021 EquityInstruments	Jun. 30, 2021 Options	Dec. 31, 2020 EquityInstruments	Jun. 30, 2020	Dec. 31, 2022 EquityInstruments	Dec. 31, 2022 shares	Dec. 31, 2021 EquityInstruments	Dec. 31, 2021 Options	Dec. 31, 2021 shares	Dec. 31, 2020 EquityInstruments	Dec. 31, 2020 shares
Warrants [Member]
Share-Based Payments
Warrants granted at beginning of period							2,732,618		2,228,076	2,228,076		1,932,156
Warrants granted			523,599	62,147	1,655		491,612		63,802			363,168
Warrants exercised							(388,181)		(62,284)
Forfeited		(45,216)					(92,956)		(10,178)			(45,216)
Warrants granted at end of period			2,732,618		2,228,076		2,743,093		2,732,618	2,732,618		2,228,076
Board of Directors [Member]
Share-Based Payments
Warrants granted	26,964					252
Board of Directors [Member] | Warrants [Member]
Share-Based Payments
Warrants granted at beginning of period							578,828		561,348			385,848
Warrants granted							28,750		22,916			109,548
Warrants held when becoming a member of management | shares													(309,168)
Warrants exercised							(184,626)		(5,436)
Warrants granted at end of period			578,828		561,348		422,952		578,828			561,348
Thomas William Wylonis | Warrants [Member]
Share-Based Payments
Warrants granted at beginning of period							369,252					342,612
Warrants granted												26,640
Warrants held when becoming a member of management | shares											369,252		(369,252)
Warrants exercised							(184,626)
Warrants granted at end of period			369,252				184,626		369,252
Steven Projan | Warrants [Member]
Share-Based Payments
Warrants granted at beginning of period							46,631		42,048			24,436
Warrants granted							5,000		4,583			18,612
Warrants granted at end of period			46,631		42,048		51,631		46,631			42,048
Roberto Prego | Warrants [Member]
Share-Based Payments
Warrants granted at beginning of period							38,747		34,164			19,800
Warrants granted							5,000		4,583			14,364
Warrants granted at end of period			38,747		34,164		43,747		38,747			34,164
Jo Ann Suzich (former) | Warrants [Member]
Share-Based Payments
Warrants granted at beginning of period							10,260		10,260
Warrants granted												10,260
Warrants granted at end of period			10,260		10,260		10,260		10,260			10,260
Marianne Sgaard | Warrants [Member]
Share-Based Payments
Warrants granted at beginning of period							103,487		94,320
Warrants granted							10,000		9,167			28,368
Warrants held when becoming a member of management | shares													65,952
Warrants granted at end of period			103,487		94,320		113,487		103,487			94,320
Helen Boudreau | Warrants [Member]
Share-Based Payments
Warrants granted at beginning of period									5,436
Warrants granted												5,436
Warrants exercised									(5,436)
Warrants granted at end of period					5,436							5,436
Kim Bjrnstrup (former | Warrants [Member]
Share-Based Payments
Warrants granted at beginning of period							5,868		5,868
Warrants granted												5,868
Warrants held when becoming a member of management | shares													5,868
Warrants granted at end of period			5,868		5,868		5,868		5,868			5,868
Lars Holtug | Warrants [Member]
Share-Based Payments
Warrants granted at beginning of period							4,583
Warrants granted							5,000		4,583
Warrants granted at end of period			4,583				9,583		4,583
Niels Iversen Moller, Member of the Board of Directors [Member] | Warrants [Member]
Share-Based Payments
Warrants granted							3,750
Warrants granted at end of period							3,750
Executive Management [Member] | Warrants [Member]
Share-Based Payments
Warrants granted at beginning of period							1,243,207		1,007,100			1,044,648
Warrants granted							128,750		206,731
Warrants held when becoming a member of management | shares								120,000			29,376		(4,356)
Warrants exercised							(175,731)
Forfeited							(45,327)					(45,216)
Warrants granted at end of period			1,243,207		1,007,100		1,270,899		1,243,207			1,007,100
Lars Aage Staal Wegner | Warrants [Member]
Share-Based Payments
Warrants granted at beginning of period							916,251		852,084			844,416
Warrants granted									64,167			7,668
Warrants exercised							(62,736)
Forfeited							(45,327)
Warrants granted at end of period			916,251		852,084		808,188		916,251			852,084
Birgitte Rn | Warrants [Member]
Share-Based Payments
Warrants granted at beginning of period							74,376
Warrants granted							25,000		45,000
Warrants held when becoming a member of management | shares											29,376
Warrants granted at end of period			74,376				99,376		74,376
Thomas Bogenrieder | Warrants [Member]
Share-Based Payments
Warrants granted at beginning of period							4,356		4,356			49,572
Warrants held when becoming a member of management | shares													(4,356)
Forfeited												(45,216)
Warrants granted at end of period			4,356		4,356		4,356		4,356			4,356
Erik Heegaard | Warrants [Member]
Share-Based Payments
Warrants granted at beginning of period							97,564
Warrants granted							25,000		97,564
Warrants granted at end of period			97,564				122,564		97,564
Glenn S. Vraniak | Warrants [Member]
Share-Based Payments
Warrants granted at beginning of period							150,660		150,660			150,660
Warrants exercised							(112,995)
Warrants granted at end of period			150,660		150,660		37,665		150,660			150,660
Andreas Holm Mattsson | Warrants [Member]
Share-Based Payments
Warrants granted							35,000
Warrants granted at end of period							35,000
Bo Karmark [Member] | Warrants [Member]
Share-Based Payments
Warrants granted							16,667
Warrants held when becoming a member of management | shares								45,000
Warrants granted at end of period							61,667
Jesper Nyegaard Nissen [Member] | Warrants [Member]
Share-Based Payments
Warrants granted							20,833
Warrants held when becoming a member of management | shares								25,000
Warrants granted at end of period							45,883
Niels Iversen Mller [Member] | Warrants [Member]
Share-Based Payments
Warrants granted							3,125
Warrants granted at end of period							3,125
Per Norlen [Member] | Warrants [Member]
Share-Based Payments
Warrants granted							3,125
Warrants held when becoming a member of management | shares								50,000
Warrants granted at end of period							53,125